Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 70% Portfolio

September 30, 2019

VF70-QTLY-1119
1.837321.113

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 73.5%
	Shares	Value
Fidelity Contrafund (a)	2,172,442	$27,937,605
Fidelity Emerging Asia Fund (a)	104,665	4,507,903
Fidelity Emerging Markets Discovery Fund (a)	562,294	7,529,117
Fidelity Emerging Markets Fund (a)	1,068,085	33,933,065
Fidelity Equity-Income Fund (a)	493,049	29,306,852
Fidelity Europe Fund (a)	358,394	12,511,538
Fidelity Global Commodity Stock Fund (a)	1,180,293	14,175,322
Fidelity Gold Portfolio (a)	1,190,694	26,457,230
Fidelity International Capital Appreciation Fund (a)	381,295	8,354,165
Fidelity International Discovery Fund (a)	498,670	20,998,975
Fidelity International Enhanced Index Fund (a)	2,569,821	23,719,450
Fidelity International Small Cap Fund (a)	533,912	13,871,045
Fidelity International Small Cap Opportunities Fund (a)	718,983	13,351,514
Fidelity International Value Fund (a)	2,351,871	18,767,930
Fidelity Japan Fund (a)	2,210,195	33,771,787
Fidelity Japan Smaller Companies Fund (a)	1,422,479	24,125,248
Fidelity Large Cap Value Enhanced Index Fund (a)	863,119	11,393,166
Fidelity Low-Priced Stock Fund (a)	569,122	25,536,499
Fidelity Mega Cap Stock Fund (a)	2,904,996	42,267,698
Fidelity Overseas Fund (a)	2,523,034	121,484,065
Fidelity Pacific Basin Fund (a)	228,275	7,188,394
Fidelity Real Estate Investment Portfolio (a)	341,980	16,014,918
Fidelity Stock Selector All Cap Fund (a)	12,829,689	591,576,980
Fidelity Value Discovery Fund (a)	486,599	13,814,537
TOTAL EQUITY FUNDS
(Cost $1,100,309,701)		1,142,595,003

Fixed-Income Funds - 25.6%
Fidelity Floating Rate High Income Fund (a)	1,629,233	15,428,840
Fidelity Inflation-Protected Bond Index Fund (a)	6,410,221	65,320,148
Fidelity Long-Term Treasury Bond Index Fund (a)	2,121,205	31,542,313
Fidelity New Markets Income Fund (a)	993,611	14,685,574
Fidelity U.S. Bond Index Fund (a)	22,624,829	271,045,457
TOTAL FIXED-INCOME FUNDS
(Cost $374,531,637)		398,022,332

Money Market Funds - 0.8%
Fidelity Investments Money Market Prime Reserves Portfolio Class I 1.97% (a)(b)
(Cost $13,007,739)	13,005,155	13,009,056
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.88% to 2.07% 10/17/19 to 12/19/19 (c)
(Cost $3,313,592)	3,320,000	3,314,092
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,491,162,669)		1,556,940,483
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,327,481)
NET ASSETS - 100%		$1,555,613,002

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	48	Dec. 2019	$7,148,400	$(84,764)	$(84,764)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	271	Dec. 2019	25,723,320	296,029	296,029
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	267	Dec. 2019	13,375,365	474,174	474,174
JPN Nikkei 225 Index(OSE) Contracts (Japan)	165	Dec. 2019	33,206,012	(824,990)	(824,990)

TOTAL SOLD					$(54,787)

TOTAL FUTURES CONTRACTS					$(139,551)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 4.6%

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,314,092.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$278,858
Total	$278,858

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$26,176,473	$2,728,800	$5,325,397	$250,646	$7,521	$4,350,208	$27,937,605
Fidelity Diversified International Fund	30,278,992	2,897,224	37,454,064	--	1,672,295	2,605,553	--
Fidelity Emerging Asia Fund	1,661,240	3,004,689	593,992	--	28,422	407,544	4,507,903
Fidelity Emerging Markets Discovery Fund	2,953,842	5,262,148	1,044,248	--	(73,582)	430,957	7,529,117
Fidelity Emerging Markets Fund	7,398,374	27,505,378	4,022,770	--	53,970	2,998,113	33,933,065
Fidelity Equity-Income Fund	27,184,323	3,030,992	5,325,179	553,054	(171,721)	4,588,437	29,306,852
Fidelity Europe Fund	11,358,592	2,183,153	2,370,665	--	(83,532)	1,423,990	12,511,538
Fidelity Floating Rate High Income Fund	14,682,106	1,966,690	1,649,265	584,707	(11,519)	440,828	15,428,840
Fidelity Global Commodity Stock Fund	13,463,284	1,381,980	1,649,261	--	(29,275)	1,008,594	14,175,322
Fidelity Gold Portfolio	--	27,701,192	305,393	--	4,674	(943,243)	26,457,230
Fidelity Inflation-Protected Bond Index Fund	48,838,691	33,172,003	19,748,337	144,250	(426,115)	3,483,906	65,320,148
Fidelity Investments Money Market Prime Reserves Portfolio Class I 1.97%	21,330,108	4,491,691	12,815,135	327,984	1,090	1,302	13,009,056
Fidelity International Capital Appreciation Fund	7,157,990	1,011,915	1,470,456	--	29,330	1,625,386	8,354,165
Fidelity International Discovery Fund	24,640,244	3,603,261	11,094,385	--	(1,231,738)	5,081,593	20,998,975
Fidelity International Enhanced Index Fund	23,459,518	4,140,847	6,091,574	--	(426,780)	2,637,439	23,719,450
Fidelity International Small Cap Fund	11,013,386	4,221,158	2,597,918	--	43,056	1,191,363	13,871,045
Fidelity International Small Cap Opportunities Fund	11,260,626	2,694,179	2,445,397	--	114,729	1,727,377	13,351,514
Fidelity International Value Fund	16,168,659	3,271,572	2,317,183	--	(169,617)	1,814,499	18,767,930
Fidelity Investments Money Market Government Portfolio Institutional Class 1.90%	48,850,295	71,099,689	119,949,984	277,438	--	--	--
Fidelity Japan Fund	29,310,956	2,202,928	2,568,995	--	66,361	4,760,537	33,771,787
Fidelity Japan Smaller Companies Fund	21,536,336	--	--	--	--	2,588,912	24,125,248
Fidelity Large Cap Value Enhanced Index Fund	10,913,775	1,068,014	2,256,900	--	(84,793)	1,753,070	11,393,166
Fidelity Long-Term Treasury Bond Index Fund	30,463,870	15,709,409	18,352,068	513,883	(452,057)	4,173,159	31,542,313
Fidelity Low-Priced Stock Fund	25,432,068	4,403,872	5,325,384	1,925,728	(288,403)	1,314,346	25,536,499
Fidelity Mega Cap Stock Fund	39,804,444	7,131,986	7,986,121	3,416,861	(559,847)	3,877,236	42,267,698
Fidelity New Markets Income Fund	6,865,297	9,128,776	1,619,040	520,526	(73,165)	383,706	14,685,574
Fidelity Overseas Fund	97,318,194	26,234,951	21,136,707	--	704,875	18,362,752	121,484,065
Fidelity Pacific Basin Fund	6,006,789	1,226,162	1,276,734	--	12,692	1,219,485	7,188,394
Fidelity Real Estate Investment Portfolio	4,724,873	11,278,963	1,302,607	516,500	(16,759)	1,330,448	16,014,918
Fidelity Stock Selector All Cap Fund	520,639,968	88,496,365	118,952,331	(3,521)	(1,237,583)	102,630,561	591,576,980
Fidelity U.S. Bond Index Fund	224,860,498	85,058,992	54,322,878	5,277,774	164,350	15,284,495	271,045,457
Fidelity Value Discovery Fund	13,361,982	1,425,745	2,662,379	186,792	(21,208)	1,710,397	13,814,537
	$1,379,115,793	$458,734,724	$476,032,747	$14,492,622	$(2,454,329)	$194,262,950	$1,553,626,391

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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